Stock Compensation Plan (Details)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Compensation Plan [Abstract]
Stock options grants outstanding (in shares)	4,171,800	4,679,807	6,472,963	5,166,385